Available-for-sale equity securities (Tables)	12 Months Ended
Mar. 31, 2018
Available-for-sale equity securities
Schedule of available-for-sale equity securities

	March 31,
	2017	2018	2018
	RMB	RMB	US$

Listed equity securities
Life Corporation Limited - listed on Australian Securities Exchange	214	—	—
Cordlife Group Limited - listed on Singapore Exchange	131,479	91,632	14,608

	131,693	91,632	14,608

Listed fund investment	69,097	62,250	9,924

	200,790	153,882	24,532